FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Concentration risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) customer	Dec. 31, 2021 EUR (€) customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 84,734	€ 58,319
Accounts receivables	6,138	4,305
One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 35,692	€ 6,513
Customer | One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Number of customers | customer	1	1